Consolidated Statement of Operations and Comprehensive Income (Loss) (Successor) and Statements of Operations and Comprehensive Income (Loss)(Predecessor) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Revenues
Premiums earned		$ 20,384	$ 8,841
Fee income from policyholders		259,169	353,932
Net investment income		288,571	398,931
Realized investment gains, net		46,092	113,538
Total revenues		614,216	875,242
Expenses
Policyholders' Benefits		216,543	351,744
Return credited to policyholders' account balances		256,703	301,079
Operating and acquisition expenses		96,050	93,671
Total expenses		569,296	746,494
Income (Loss) Before Federal Income Tax		44,920	128,748
Federal Income Tax Expense (Benefit)
Current			22,528
Deferred		14,234	23,566
Total income tax expense		14,234	46,094
NET INCOME (LOSS)		30,686	82,654
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period		131,433	(290,511)
Reclassification adjustment for (gains) losses included in net income			79,023
Net unrealized investment gains (losses)		131,433	(369,534)
Less: Income tax expense (benefit) related to:
Unrealized investment gains (losses) for the period		45,935	(101,679)
Reclassification adjustment for (gains) losses included in net income			(27,658)
Net unrealized investment gains (losses)		45,935	(129,337)
Other comprehensive (loss) income		85,498	(240,197)
Comprehensive (loss) income		$ 116,184	$ (157,543)
Predecessor
Revenues
Net investment income	$ 2,350			$ 10,935
Realized investment gains, net	285
Total revenues	2,635			10,935
Expenses
Income (Loss) Before Federal Income Tax	2,635			10,935
Federal Income Tax Expense (Benefit)
Current	914			3,902
Deferred	8			(77)
Total income tax expense	922			3,825
NET INCOME (LOSS)	1,713			7,110
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	2,364			(15,281)
Reclassification adjustment for (gains) losses included in net income	285			1
Net unrealized investment gains (losses)	2,079			(15,282)
Less: Income tax expense (benefit) related to:
Unrealized investment gains (losses) for the period	828			(5,349)
Reclassification adjustment for (gains) losses included in net income	(100)
Net unrealized investment gains (losses)	728			(5,349)
Other comprehensive (loss) income	1,351			(9,933)
Comprehensive (loss) income	$ 3,064			$ (2,823)